Alfred Ayensu-Ghartey

Vice President and

Associate General Counsel

(212) 314-2777

alfred.ayensu-ghartey@equitable.com

March 4, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account FP (the “Account”) Registration Nos.:
	333-17669 and 811-04335	Incentive Life
	333-17665 and 811-04335	Incentive Life 2000
	333-17671 and 811-04335	Champion 2000
	333-17641 and 811-04335	Survivorship 2000
	333-17637 and 811-04335	SP-Flex
	333-17663 and 811-04335	Incentive Life
Incentive Life Plus
Special Offer Policy
	333-17639 and 811-04335	IL Protector
	333-115985 and 811-04335	Accumulator Life
	333-76130 and 811-04335	Paramount Life
	333-103199 and 811-04335	Incentive Life ‘99
Incentive Life ‘02
Incentive Life ‘06
Incentive Life Optimizer
Incentive Life Optimizer II
	333-103202 and 811-04335	Survivorship Incentive Life
Survivorship Incentive Life (1999)
Survivorship Incentive Life (2002)
Survivorship Incentive Life Legacy
	333-132200 and 811-04335	IL COLI
IL COIL ‘04
Corporate Owned Incentive Life (COIL)
	333-134307 and 811-04335	IL Legacy
Incentive Life Legacy II
Incentive Life Legacy III
	333-207015 and 811-04335	Incentive Life Optimizer III
	333-229235 and 811-04335	VUL Legacy
	333-229236 and 811-04335	VUL Optimizer
	333-232533 and 811-04335	VUL Survivorship
	333-232418 and 811-04335	Corporate Owned Incentive Life Institutional Series
	333-256251 and 811-04335	Equitable Advantage
	333-257925 and 811-04335	Corporate Owned Incentive Life Institutional Series (162)
	333-271990 and 811-04335	VUL Incentive Life Protect
	333-281512 and 811-04335	VUL Optimizer (Series 166)

Commissioners:

Equitable Financial, on behalf of Registrant, has sent to contract owners the annual report, for the period ended December 31, 2024, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	EQ Advisors Trust underlying funds:

1290 VT Convertible Securities

1290 VT DoubleLine Opportunistic Bond

1290 VT Energy

1290 VT Equity Income

1290 VT GAMCO Mergers & Acquisitions

1290 VT GAMCO Small Company Value

1290 VT Multi-Alternative Strategies

1290 VT Natural Resources

1290 VT Real Estate

1290 VT Small Cap Value

1290 VT SmartBeta Equity ESG

1290 VT Socially Responsible

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/2000 Managed Volatility

EQ/AB Small Cap Growth

EQ/AB Sustainable U.S. Thematic

EQ/Aggressive Allocation

EQ/Aggressive Growth Strategy

EQ/All Asset Growth Allocation

EQ/Balanced Strategy

EQ/ClearBridge Large Cap Growth ESG

EQ/Conservative Allocation

EQ/Conservative Strategy

EQ/Conservative Growth Strategy

EQ/Conservative-Plus Allocation

EQ/Global Equity Managed Volatility

EQ/Growth Strategy

EQ/International Core Managed Volatility

EQ/International Managed Volatility

EQ/International Value Managed Volatility

EQ/JPMorgan Growth Stock

EQ/Janus Enterprise

EQ/Large Cap Core Managed Volatility

EQ/Large Cap Growth Managed Volatility

EQ/Large Cap Value Managed Volatility

EQ/Loomis Sayles Growth

EQ/Mid Cap Value Managed Volatility

EQ/Moderate Allocation

EQ/Moderate Growth Strategy

EQ/Moderate-Plus Allocation

EQ/American Century Mid Cap Value

EQ/Capital Group Research

EQ/Common Stock Index

EQ/Core Bond Index

EQ/Core Plus Bond

EQ/Emerging Markets Equity PLUS

EQ/Equity 500 Index

EQ/Fidelity Institutional AM® Large Cap

EQ/Franklin Rising Dividends

EQ/Franklin Strategic Income

EQ/Goldman Sachs Mid Cap Value

EQ/Intermediate Corporate Bond

EQ/Intermediate Government Bond

EQ/International Equity Index

EQ/Invesco Comstock

EQ/Invesco Global Real Assets

EQ/JPMorgan Growth Stock

EQ/JPMorgan Value Opportunities

EQ/Large Cap Growth Index

EQ/Large Cap Value Index

EQ/Lazard Emerging Markets Equity

EQ/Long-Term Bond

EQ/MFS International Growth

EQ/MFS International Intrinsic Value

EQ/MFS Mid Cap Focused Growth

EQ/MFS Technology

EQ/MFS Utilities Series

EQ/Mid Cap Index

EQ/Money Market

EQ/Morgan Stanley Small Cap Growth

EQ/PIMCO Global Real Return

EQ/PIMCO Real Return

EQ/PIMCO Total Return ESG

EQ/PIMCO Ultra Short Bond

EQ/Quality Bond PLUS

EQ/Small Company Index

EQ/T. Rowe Price Health Sciences

EQ/Value Equity

EQ/Wellington Energy

Equitable Conservative Growth MF/ETF

Equitable Growth MF/ETF

Equitable Moderate Growth MF/ETF

Multimanager Aggressive Equity

Multimanager Core Bond

Multimanager Technology

Target 2015 Allocation

Target 2025 Allocation

Target 2035 Allocation

Target 2045 Allocation

Target 2055 Allocation

•	AIM Variable Insurance Funds – Series II:

Invesco V.I. Diversified Dividend

Invesco V.I. Main Street Mid Cap Fund

Invesco V.I. Small Cap Equity

•	AllianceBernstein Variable Product Series Fund, Inc – Class B:

AB VPS Relative Value Portfolio

AB VPS Discovery Value Portfolio

AB VPS Sustainable Global Thematic Portfolio

•	American Funds Insurance Series® – Class 4

Asset Allocation Fund

New World Fund®

Global Small Capitalization FundSM

•	BlackRock Variable Series Funds, Inc. – Class II:

BlackRock Global Allocation V.I.

•	Delaware Varibale Insurance Product (VIP) Trust – Service Class:

Macquarie VIP High Income Series

•	Fidelity Variable Insurance Products – Service Class 2:

Fidelity VIP Asset Manager: Growth

Fidelity VIP Equity-Income

Fidelity VIP Growth & Income

Fidelity VIP High Income

Fidelity VIP Investment Grade Bond

Fidelity VIP Mid Cap

Fidelity VIP Government Money Market

Fidelity VIP Value

Fidelity VIP Value Strategies

•	Franklin Templeton Variable Insurance Products Trust - Class 2:

Franklin Small Cap Value VIP

Templeton Developing Markets VIP

Templeton Global Bond VIP

•	Janus Aspen Series - Service Shares:

Janus Henderson Balanced Portfolio

•	Legg Mason Partners Variable Equity Trust - Share Class II

ClearBridge Variable Mid Cap

•	Lord Abbett:

Lord Abbett Bond Debenture

•	MFS Variable Insurance Trust - Service Class:

MFS® Investors Trust Series

MFS® Massachussets Investors Growth Stock Series

•	PIMCO Variable Insurance Trust - Advisor Class:

PIMCO CommodityRealReturn Strategy

•	The Prudential Series Fund – Class II:

Prudential Series Fund Natural Resources - merging into PSF PGIM Jennison Blend Portfolio on or about April 11, 2025

•	T.Rowe Price Equity Series, Inc. - Service Class:

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Income II

T. Rowe Price Mid-Cap Growth Portfolio

•	Van Eck VIP Trust - S Class:

VanEck VIP Global Resources

•	Vanguard Variable Insurance Fund:

Vanguard VIF Equity Index

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

Equitable Financial understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (“EQUITABLE FINANCIAL”)

1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105